Income Taxes - Summary of Loss Before Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
United Kingdom	$ (71,405)	$ (61,182)	$ (33,204)
Foreign	340	120	8
Loss before provision for income taxes	$ (71,065)	$ (61,062)	$ (33,196)